Business Combinations and Divestitures - Taulia Acquisition (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 09, 2022
Recognized Assets and Liabilities
Trade and other receivables		€ 6,524	€ 6,405
Current financial liabilities		1,735	4,808
Revenue		31,207	29,520	€ 26,953
Profit after tax	[1]	€ 5,964	1,708	€ 5,376
Taulia Acquisition
Business Combinations
Consideration transferred					€ 705
Recognized Assets and Liabilities
Intangible assets					157
Other identifiable assets					87
Total identifiable assets					244
Other identifiable liabilities					88
Total identifiable liabilities					88
Total identifiable net assets					156
Goodwill					549
Total consideration transferred					€ 705
Adjustments to Other Identifiable Assets Recognised As Of Acquisition Date			28
Revenue			30,871
Revenue from acquisitions			59
Profit after tax			1,708
Profit after tax from acquisitions			€ (38)

[1]	From continuing and discontinued operations